Policyholder Liabilities - Changes in Policyholder Account Balances (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Roll Forward]
Policyholder account balance, beginning balance	$ 62,614,822	$ 62,614,822
Policyholder account balance, ending balance		58,781,836
Fixed Rate Annuities
Policyholder Account Balance [Roll Forward]
Policyholder account balance, beginning balance	6,860,060	6,860,060
Issuances	2,523,061	159,570
Premiums received	(3,649)	4,811
Policy charges	(4,706)	(6,587)
Surrenders and withdrawals	(883,440)	(574,590)
Benefit payments	(9,304)	(11,328)
Interest credited	154,267	151,762
Other	294	5,879
Policyholder account balance, ending balance		$ 6,589,577
Weighted-average crediting rate		2.28%	2.62%
Net amount at risk		$ 258,826	$ 239,995
Cash surrender value		6,208,597	$ 6,392,133
Fixed Index Annuities
Policyholder Account Balance [Roll Forward]
Policyholder account balance, beginning balance	55,003,305	55,003,305
Issuances	3,194,663	3,001,738
Premiums received	258,159	170,493
Policy charges	(258,552)	(272,604)
Surrenders and withdrawals	(3,644,593)	(3,945,504)
Benefit payments	(621,700)	(727,847)
Interest credited	2,464,347	599,259
Other	$ (1,641)	(2,606)
Policyholder account balance, ending balance		$ 53,826,234
Weighted-average crediting rate		1.11%	4.64%
Net amount at risk		$ 10,987,198	$ 10,001,385
Cash surrender value		$ 49,551,657	$ 50,177,630